Costs and expenses by nature	12 Months Ended
Dec. 31, 2025
Costs And Expenses By Nature
Costs and expenses by nature

4. Costs and expenses by nature

a) Cost of goods sold, and services rendered

Year ended December 31,	2025	2024	2023
Shipping and other freight costs	4,990	5,015	4,523
Services	4,879	4,509	4,131
Depreciation, depletion and amortization	2,959	2,903	2,916
Personnel	2,892	2,689	2,931
Materials	2,828	2,758	2,731
Acquisition of products	2,620	1,980	2,254
Royalties	1,274	1,282	1,286
Fuel, oil and gas	1,159	1,399	1,626
Energy	596	653	781
Others	750	1,077	910
Total	24,947	24,265	24,089

b) Selling and administrative expenses

Year ended December 31,	2025	2024	2023
Personnel	252	266	243
Services	159	161	154
Depreciation and amortization	72	56	47
Other	158	139	109
Total	641	622	553

c) Other operating expenses (revenue), net

Year ended December 31,	Notes	2025	2024	2023
Expenses related to Brumadinho event	25	596	483	930
Increase (reversal) in provisions related to de-characterization of dam and asset decommissioning obligation, net	14	13	(172)	229
Provision for litigations	27(a)	238	303	229
Profit sharing program		149	189	147
Expenses related to socio-environmental commitments		134	360	181
Others		228	326	(218)
Total		1,358	1,489	1,498